Business combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations Disclosure1 [Abstract]
Disclosure of detailed information about business of Nexus [Table Text Block]

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 2, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

Total purchase consideration
Cash consideration paid (a)	19,811	73,772	58,243	—
Equity consideration paid	—	—	—	14,690
Consideration payable	—	37,551	70,338	—
Contingent consideration payable	—	24,087	—	6,358
Total consideration transferred	19,811	135,410	128,581	21,048

Non-controlling interest (b)	6,604	—	—	—
Total consideration	26,415	135,410	128,581	21,048

The assets and liabilities recognized because of the acquisition are as follows: (c)
Cash and cash equivalents	9,906	19,506	—	345
Accounts receivable	9,905	1,751	—	491
Recoverable taxes	—	—	—	376
Short term investments	—	—	—	3
Property, plant and equipment	—	—	—	22
Other assets	—	48,127	—	2
Accounts payable	—	(226)	—	—
Personnel liabilities	—	(7,170)	(1,903)	(255)
Tax liabilities	—	—	—	(474)
Deferred tax asset / (liabilities) (c)	—	24	—	(235)
Loans	—	—	—	(95)
Deferred consideration payable on acquisition	—	—	(4,368)	—
Other liabilities	—	(54,258)	—	(768)
Intangible assets: contractual rights	—	92,754	114,107	9,872
Non-compete	—	4,358	—	1,211
Net identifiable assets acquired	19,811	104,866	107,836	10,495

Total consideration less net identifiable assets acquired: Goodwill (c)	6,604	30,544	20,745	10,553

(a)Purchase consideration – cash outflow for the year ending December 31, 2024, to acquire the subsidiary, net of cash acquired:

	66.67% Tria April 2, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus August 26, 2024	Total

Cash flow reconciliation
Cash consideration	19,811	73,772	58,243	—	151,826
Less: Cash acquired	(19,811)	(19,506)	—	(345)	(39,662)
Net outflow/(inflow) of cash - investing activities	—	54,266	58,243	(345)	112,164

Non-cash reconciliation
Total consideration	26,415	135,410	128,581	21,048	311,454
Less: Cash consideration paid	(19,811)	(73,772)	(58,243)	—	(151,826)
Less: Class A common share issued	—	—	—	(14,690)	(14,690)
Non-cash additions to the Group’s Statement of Financial Position	6,604	61,638	70,338	6,358	144,938
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Tria, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
(c)During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations. The recognition of the DTL with the corresponding increase in goodwill was not considered in the purchase price allocation for the business combinations during 2024 and as a result not included in the purchase allocation above. The impact in 2025 for business combinations that took place in 2024 amounted to US$24,672 - refer to note 14.

Disclosure of detailed information about business of Patria Asset Management [Table Text Block]

The assets and liabilities recognized because of the acquisition are as follows:
	100% Kamaroopin April 12, 2023	50.74% Patria Asset Management November 1, 2023

Total purchase consideration
Cash consideration paid (a)	2,024	4,787
Consideration payable	—	24,415
Contingent consideration payable	4,707	—
Equity consideration	10,130	—
Total consideration transferred	16,861	29,202

Non-controlling interest (b)	—	15,147
Fair value of equity interest previously held	11,132	—
Total consideration	27,993	44,349

The assets and liabilities recognized as a result of the acquisition are as follows: (c)
Cash and cash equivalents	178	—
Net working capital	(101)	—
Intangible assets: contractual rights	—	30,911
Intangible assets: non-contractual customer relationships	10,560	—
Intangible assets: brands	868	—
Property and equipment	15	—
Net identifiable assets acquired	11,520	30,911

Total consideration less net identifiable assets acquired: Goodwill (c)	16,473	13,438

(a)Purchase consideration – cash outflow for the year ending December 31, 2023, to acquire the subsidiary, net of cash acquired:

Cash flow reconciliation	Kamaroopin	Patria Asset Management	Total
Cash consideration	2,024	4,787	6,811
Less: Cash acquired	(178)	—	(178)
Net outflow of cash -investing activities	1,846	4,787	6,633

Non-cash reconciliation
Total consideration	16,861	29,202	46,063
Less: Cash consideration paid	(2,024)	(4,787)	(6,811)
Less: Class A common share issued	(10,130)	—	(10,130)
Non-cash additions to the Group’s Statement of Financial Position	4,707	24,415	29,122
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Patria Asset Management (“PAM”), the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
(c)During 2025, a deferred tax liability ("DTL") was recognized with a corresponding increase in goodwill for the fair value adjustments made on the date of acquisition to intangible assets acquired through business combinations. The recognition of the DTL with the corresponding increase in goodwill was not considered in the purchase price allocation for the business combinations during 2023 and as a result not included in the purchase allocation above. The impact in 2025 for business combinations that took place in 2023 amounted to US$12,085 - refer to note 14.